Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

January 7, 2022

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
Disclosure Review and Accounting Office
100 F Street NE
Washington, DC  20549

Re:	Fundrise Income Real Estate Fund, LLC
(CIK: 0001885551); File No. 333-260172

Ladies and Gentlemen:

On behalf of Fundrise Income Real Estate Fund, LLC (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, is the electronic version of Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 (the “Registration Statement”) containing an information statement/prospectus and related statement of additional information. The Registration Statement is being filed to include revisions made in response to comments of the staff of the U.S. Securities and Exchange Commission and include other non-material changes.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, contact JJ Dikmak at (215) 564-8025.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.